SCHEDULE OF GENERAL AND ADMINISTRATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total employee compensation costs	$ 1,520	$ 1,450
Production and operating expenses [member]
IfrsStatementLineItems [Line Items]
Total employee compensation costs	9
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Total employee compensation costs	$ 1,511	$ 1,450